Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure of detailed information about financial instruments [abstract]
Schedule of Statement of Fair value of Other Financial Assets and Liabilities
The fair values of the other financial assets and liabilities, together with the carrying amounts shown in the statement of financial position, are as follows:

	June 30, 2018
		Fair value
	Carrying				Valuation techniques for	Inputs used to
	amount	Level 1	Level 2	Level 3	determining fair value	determine fair value
	€ in thousands
Non-current liabilities:
Debentures	56,355	57,803	-	-
Loans from banks and others (including current maturities)				-	Future cash flows by the market interest rate on the date of measurement.	Discount rate of Euribor+ 2.5%, 3.2% and 3.9% Linkage to Consumer price index in Israel
	68,872	-	66,799	-
	125,227	57,803	66,799	-

	December 31, 2017
		Fair value
	Carrying				Valuation techniques for	Inputs used to
	amount	Level 1	Level 2	Level 3	determining fair value	determine fair value
	€ in thousands
Non-current liabilities:
Debentures	57,631	60,518	-	-
Loans from banks and others (including current maturities)	44,864	-	45,561	-	Future cash flows by the market interest rate on the date of measurement.	Discount rate of Euribor+ 2.53% and 4.65% Linkage to Consumer price index in Israel
Finance lease obligations (including current maturities)	4,020	-	4,209	-	Future cash flows by the market interest rate on the date of measurement.	Discount rate of Euribor+ 2.85%
	106,515	60,518	49,770	-

Schedule of Fair Values Hierarchy
	June 30, 2018
	Level 1	Level 2	Level 3	Total
	€ in thousands

Income receivable in connection with the Erez electricity pumped storage project	-	-	1,293	1,293
Marketable securities	-	5,569	-	5,569
Forward contracts	-	(2,040)	-	(2,040)
Swap contracts	-	(560)	-	(560)
Currency swap	-	(1,969)	-	(1,969)
Loans granted to associates	-	-	11,902	11,902

	December 31, 2017
	Level 1	Level 2	Level 3	Total
	€ in thousands

Income receivable in connection with the Erez electricity pumped storage project	-	-	1,249	1,249
Marketable securities	-	5,412	-	5,412
Forward contracts	-	(2,650)	-	(2,650)
Swap contracts	-	(539)	-	(539)
Currency swap	-	(1,244)	-	(1,244)